                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

              Date of Reporting Period:  Six months ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005	2004	2003 [1]
Net Asset Value, Beginning of Period	$10.48		$10.70	$12.00	$11.64	$10.00
Income From Investment Operations:
Net investment income	0.43		0.81	0.81	0.93	0.90
Net realized and unrealized gain (loss) on investments	0.32		0.22	(0.40)	0.45	1.63
TOTAL FROM INVESTMENT OPERATIONS	0.75		1.03	0.41	1.38	2.53
Less Distributions:
Distributions from net investment income	(0.43)		(0.82)	(0.89)	(0.95)	(0.89)
Distributions from net realized gain on investments	(0.03)		(0.43)	(0.82)	(0.07)	--
TOTAL DISTRIBUTIONS	(0.46)		(1.25)	(1.71)	(1.02)	(0.89)
Net Asset Value, End of Period	$10.77		$10.48	$10.70	$12.00	$11.64
Total Return [2]	7.25%		10.45%	3.69%	12.43%	26.19%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.50%	0.51%	0.50%	0.46%
Net investment income	7.97	% [3]	7.72%	7.50%	7.79%	8.20%
Expense waiver/reimbursement [4]	0.66	% [3]	1.21%	1.03%	0.71%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,395		$39,358	$19,547	$36,763	$48,437
Portfolio turnover	19%		54%	35%	56%	22%
Redemption fees consisted of the following per share amounts	$0.00	[5]	$0.00 [5]	$0.00 [5]	$0.00 [5]	$0.00 [5]

1 The date of initial public investment was November 1, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/ exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,072.50	$2.57
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2007, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets [2]
Media - Non-Cable	9.5%
Health Care	8.5%
Industrial - Other	6.5%
Food & Beverages	5.9%
Utility - Natural Gas	5.6%
Chemicals	5.6%
Gaming	5.4%
Consumer Products	5.3%
Technology	4.9%
Utility - Electric	4.6%
Automotive	3.5%
Energy	3.4%
Other [3]	27.0%
Cash Equivalents [4]	2.6%
Other Assets and Liabilities--Net [5]	1.7%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 As for the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, index classifications which constitute less than 3.0% of the Fund's total net assets have been aggregated under the designation "Other."

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--72.6%
		Aerospace/Defense--1.7%
$75,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$76,125
75,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	76,125
125,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	131,875
50,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	53,750
50,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	53,750
100,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	99,000
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	171,281
50,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	52,125
		TOTAL	714,031
		Automotive--2.7%
75,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	69,000
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	119,437
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 8.11%, 1/13/2012	172,772
50,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	49,020
75,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	79,934
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	195,917
200,000		General Motors Corp., Deb., 7.40%, 9/1/2025	168,750
125,000		General Motors Corp., Note, 8.375%, 7/15/2033	113,594
50,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	53,375
150,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	156,750
		TOTAL	1,178,549
		Building Materials--1.1%
50,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	50,625
50,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	52,375
100,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	91,500
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	49,625
150,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	161,250
50,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	52,062
		TOTAL	457,437
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--4.3%
$125,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	$123,750
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	73,875
100,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	102,125
50,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	53,000
100,000		Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009	104,875
200,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	217,000
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	106,750
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	64,310
150,000		Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016	161,250
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	52,250
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	53,625
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	51,750
150,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	161,250
175,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	182,875
125,000		PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013	132,187
125,000	[1,2]	Terra Capital, Inc., Sr. Note, 7.00%, 2/1/2017	123,125
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	76,604
		TOTAL	1,840,601
		Construction Machinery--0.2%
75,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	79,219
		Consumer Products--4.1%
100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	91,500
55,347		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	61,158
50,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	51,125
175,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	181,562
175,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	173,250
150,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	154,312
325,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	303,875
225,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	231,469
50,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	49,375
200,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	207,500
100,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	79,750
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	90,750
100,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	105,750
		TOTAL	1,781,376
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy--2.7%
$175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	$174,562
100,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	101,250
175,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	183,750
75,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	79,687
50,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	50,750
75,000	[1,2]	Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	77,906
50,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	50,500
100,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	107,500
75,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	75,750
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	73,711
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	50,312
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	49,875
25,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	25,937
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	52,125
		TOTAL	1,153,615
		Entertainment--0.7%
125,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	115,625
75,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 10.07%, 4/1/2012	75,750
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	80,062
50,000		Universal City Florida Holding Co., Floating Rate Note, 10.11%, 5/1/2010	51,562
		TOTAL	322,999
		Environmental--1.0%
325,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	334,750
50,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	55,437
32,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	35,719
		TOTAL	425,906
		Financial Institutions--1.5%
100,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	99,000
225,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	225,966
175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	188,356
125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	130,781
		TOTAL	644,103
Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--4.5%
$150,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	$139,125
100,000	[1,2]	Aramark Corp., Floating Rate Note - Sr. Note, 8.86%, 2/1/2015	103,250
75,000	[1,2]	Aramark Corp., Sr. Note, 8.50%, 2/1/2015	78,844
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	204,000
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	76,687
100,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	103,000
200,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	203,500
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	201,500
75,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	75,000
175,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	181,125
75,000	[1,2]	Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014	79,875
125,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	130,312
100,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	100,500
100,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	100,750
125,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	115,312
50,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	52,562
		TOTAL	1,945,342
		Gaming--4.1%
75,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	71,625
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	104,500
100,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	110,000
49,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	51,572
75,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	76,594
100,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	96,250
150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	159,000
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	239,906
75,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	79,125
50,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	52,750
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	162,562
100,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	106,500
75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	74,812
100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	103,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$50,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	$52,250
100,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	106,750
125,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	125,937
		TOTAL	1,773,633
		Health Care--6.4%
50,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	55,250
75,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	77,437
100,000	[1,2]	Advanced Medical Optics, Inc., Sr. Sub. Note, 7.50%, 5/1/2017	103,500
150,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	164,062
75,000	[1,2]	AmeriPath, Inc., Sr. Unsecd. Note, 10.64%, 2/15/2014	75,562
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	73,125
250,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	220,000
100,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	110,000
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	106,000
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	100,723
150,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	131,062
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	86,750
325,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.25%, 11/15/2016	355,062
200,000	[1,2]	HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	218,750
125,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	138,125
100,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	100,125
100,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	102,750
100,000	[1,2]	United Surgical Partners International, Inc., 9.25%, 5/1/2017	103,375
125,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	133,125
125,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	130,156
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	50,812
100,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	102,000
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	51,500
		TOTAL	2,789,251
		Industrial - Other--4.9%
150,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	151,500
75,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	77,250
175,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	185,500
100,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	107,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial - Other--continued
$50,000	[1,2]	Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	$51,387
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	52,750
100,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	106,000
175,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	192,063
100,000	[1,2]	General Cable Corp., Floating Rate Note - Sr. Note, 7.725%, 4/1/2015	101,500
50,000	[1,2]	General Cable Corp., Sr. Note, 7.125%, 4/1/2017	51,000
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	76,500
75,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	78,375
150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	150,750
75,000	[1,2]	Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014	81,750
75,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	79,594
125,000	[1,2]	Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	133,438
94,064		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	100,178
75,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	76,875
50,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	53,750
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	41,500
75,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	78,375
100,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	101,375
		TOTAL	2,128,660
		Lodging--1.0%
50,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	49,875
50,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	51,438
150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	153,188
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	78,096
75,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	80,521
		TOTAL	413,118
		Media - Cable--1.8%
225,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	235,125
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	267,500
200,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	224,500
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	49,625
		TOTAL	776,750
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--7.1%
$50,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	$52,313
75,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	78,375
91,653		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	97,152
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	78,375
100,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	105,500
75,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	79,219
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	96,750
119,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	130,156
200,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	189,500
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	101,750
150,000	[1,2]	Idearc, Inc., Sr. Note, 8.00%, 11/15/2016	157,125
225,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	257,906
350,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	295,750
175,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	187,906
175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	174,563
75,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	80,250
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	105,500
75,000		R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	74,719
75,000		R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013	74,719
50,000		R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016	54,500
75,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	84,844
100,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	98,500
50,000		Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013	50,250
150,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	162,750
50,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	50,437
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	132,813
50,000		XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014	50,375
		TOTAL	3,101,997
		Metals & Mining--1.0%
100,000	[1,2]	Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	106,625
75,000	[1,2]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	78,656
125,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	137,031
100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	105,875
		TOTAL	428,187
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--1.4%
$125,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	$125,625
175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	181,125
150,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	159,375
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	101,500
50,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	53,750
		TOTAL	621,375
		Paper--0.6%
125,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	134,375
7,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	7,403
125,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	139,531
		TOTAL	281,309
		Restaurants--0.5%
50,000		El Pollo Loco, Inc., Company Guarantee, 11.75%, 11/15/2013	54,625
75,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	75,000
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 7.8475%, 3/15/2014	103,000
		TOTAL	232,625
		Retailers--2.3%
50,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	50,500
50,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.35563%, 4/15/2013	50,688
175,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	181,563
100,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	101,000
100,000	[1,2]	General Nutrition Center, Floating Rate Note - Sr. Note, 9.85%, 3/15/2014	98,375
175,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	153,344
100,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	101,250
150,000	[1,2]	The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	155,250
100,000	[1,2]	United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	102,000
		TOTAL	993,970
		Services--0.7%
50,000	[1,2]	KAR Holdings, Inc., Sr. Sub. Note, 10.00%, 5/1/2015	52,063
125,000	[1,2]	West Corp., Sr. Note, 9.50%, 10/15/2014	132,813
125,000	[1,2]	West Corp., Sr. Sub. Note, 11.00%, 10/15/2016	136,563
		TOTAL	321,439
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--3.8%
$175,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	$174,125
100,000	[1,2]	Compucom System, Inc., Sr. Note, 12.00%, 11/1/2014	108,500
100,000	[1,2]	Firestone Acquisition Corp., Sr. Note, 8.875%, 12/15/2014	100,625
50,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	32,250
150,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	155,625
125,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	136,406
150,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	170,063
100,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	99,625
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.84938%, 4/1/2012	51,818
100,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	107,750
175,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	193,375
100,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	109,500
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	107,631
100,000		Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016	103,536
		TOTAL	1,650,829
		Textile--0.1%
50,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	53,438
		Tobacco--0.4%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	167,263
		Transportation--0.6%
100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	108,250
100,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	114,500
50,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	49,500
		TOTAL	272,250
		Utility - Electric--3.5%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	52,250
50,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	51,688
250,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	264,375
75,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	79,125
87,614	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	86,703
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	51,875
100,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	103,875
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	156,188
50,000		Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012	52,201
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$65,000		Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013	$70,294
50,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	50,629
50,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	52,615
50,000		Northwestern Corp., Note, 5.875%, 11/1/2014	49,761
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	109,500
100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	103,095
50,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	53,313
150,000		TXU Corp., Sr. Note, Series P, 5.55%, 11/15/2014	135,337
		TOTAL	1,522,824
		Utility - Natural Gas--4.2%
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	178,938
50,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	56,000
175,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	185,118
200,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	193,000
125,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	124,063
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	50,141
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	78,190
125,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	129,375
75,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	76,045
100,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	101,000
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	282,125
75,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	77,906
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	109,500
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	194,688
		TOTAL	1,836,089
		Wireless Communications--2.0%
75,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.12163%, 1/1/2013	79,219
75,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	81,563
50,000	[1,2]	Cricket Communications, Inc., Sr. Note, 9.375%, 11/1/2014	53,625
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	106,750
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.875%, 1/15/2015	97,250
100,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	107,250
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	129,688
125,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.47988%, 12/15/2010	127,813
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	80,438
		TOTAL	863,596
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Wireline Communications--1.7%
$125,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	$125,625
400,000		Qwest Corp., Note, 8.875%, 3/15/2012	444,000
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	53,945
100,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	110,250
		TOTAL	733,820
		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,333,148)	31,505,601
		COMMON STOCKS--0.0%
		Industrial - Other--0.0%
17,689	[1,3]	ACP Holdings Corp., Warrants (IDENTIFIED COST $0)	25,207
		MUTUAL FUND--24.1%
1,496,799	[4]	High Yield Bond Portfolio (IDENTIFIED COST $10,103,681)	10,462,622
		REPURCHASE AGREEMENT--1.9%
811,000		Interest in $2,000,000,000 joint repurchase agreement 5.24%, dated 4/30/2007 under which ABN AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,291,111 on 5/1/2007. The market value of the underlying securities at the end of the period was $2,046,331,666. (AT COST)	811,000
		TOTAL INVESTMENTS--98.6% (IDENTIFIED COST $41,247,829) [5]	42,804,430
		OTHER ASSETS AND LIABILITIES - NET--1.4%	590,081
		TOTAL NET ASSETS--100%	$43,394,511

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $6,768,642, which represented 15.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $6,743,435, which represented 15.5% of total net assets.

3 Non-income producing security.

4 Affiliated company.

5 The cost of investments for federal tax purposes amounts to $41,289,509.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value including $10,462,622 of investments in affiliated issuers (Note 5) (identified cost $41,247,829)		$42,804,430
Cash		1,540
Income receivable		744,091
Receivable for investments sold		98,685
Receivable for shares sold		108,051
TOTAL ASSETS		43,756,797
Liabilities:
Payable for investments purchased	$202,365
Payable for shares redeemed	16,154
Income distribution payable	127,884
Accrued expenses	15,883
TOTAL LIABILITIES		362,286
Net assets for 4,028,684 shares outstanding		$43,394,511
Net Assets Consist of:
Paid-in capital		$41,633,355
Net unrealized appreciation of investments		1,556,601
Accumulated net realized gain on investments		220,775
Distributions in excess of net investment income		(16,220)
TOTAL NET ASSETS		$43,394,511
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($43,394,511 ÷ 4,028,684 shares outstanding), no par value, unlimited shares authorized		$10.77
Offering price per share		$10.77
Redemption proceeds per share (98.00/100 of $10.77) [1]		$10.55

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$1,206,795
Dividends (including $486,556 received from affiliated issuers) (Note 5)			550,877
TOTAL INCOME			1,757,672
Expenses:
Investment adviser fee (Note 5)		$82,923
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		2,760
Transfer and dividend disbursing agent fees and expenses		9,170
Directors'/Trustees' fees		1,845
Auditing fees		12,702
Legal fees		4,470
Portfolio accounting fees		32,856
Share registration costs		9,197
Printing and postage		7,162
Insurance premiums		3,221
Miscellaneous		1,013
TOTAL EXPENSES		241,703
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(82,923)
Waiver of administrative personnel and services fee	(12,189)
Reimbursement of other operating expenses	(41,967)
TOTAL WAIVERS AND REIMBURSEMENT		(137,079)
Net expenses			104,624
Net investment income			1,653,048
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized gain of $85,935 on sales of investments in affiliated issuers) (Note 5)			257,923
Net change in unrealized appreciation of investments			1,010,445
Net realized and unrealized gain on investments			1,268,368
Change in net assets resulting from operations			$2,921,416

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,653,048	$1,898,774
Net realized gain on investments	257,923	163,411
Net change in unrealized appreciation/depreciation of investments	1,010,445	466,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,921,416	2,528,657
Distributions to Shareholders:
Distributions from net investment income	(1,670,977)	(1,946,412)
Distributions from net realized gains	(118,353)	(776,109)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,789,330)	(2,722,521)
Share Transactions:
Proceeds from sale of shares	6,593,899	27,134,956
Net asset value of shares issued to shareholders in payment of distributions declared	966,026	896,949
Cost of shares redeemed	(4,656,246)	(8,027,074)
Redemption fees	744	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,904,423	20,004,831
Change in net assets	4,036,509	19,810,967
Net Assets:
Beginning of period	39,358,002	19,547,035
End of period (including undistributed (distributions in excess of) net investment income of $(16,220) and $1,709, respectively)	$43,394,511	$39,358,002

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model determined by management incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$0

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	619,726	2,615,457
Shares issued to shareholders in payment of distributions declared	90,668	86,690
Shares redeemed	(437,247)	(773,326)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	273,147	1,928,821

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $41,289,509. The net unrealized appreciation of investments for federal tax purposes was $1,514,921. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,676,340 and net unrealized depreciation from investments for those securities having an excess of cost over value of $161,419.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $82,923 of its fee and voluntarily reimbursed $41,967 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.300% of average daily net assets of the Fund. FAS waived $12,189 of its fee.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the six months ended April 30, 2007, the redemption fees amounted to $744.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. Transactions with affiliated companies during the six months ended April 30, 2007 are as follows:

Affiliates	Balance of Shares Held 10/31/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2007	Value	Dividend Income
High Yield Bond Portfolio	1,867,254	--	370,455	1,496,799	$10,462,622	$486,556

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2007, were as follows:

Purchases	$9,971,487
Sales	$7,640,767

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007